Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,654	$1,712,915

Aerospace & Defense — 1.2%
Boeing Co. (The)
2.30%, 08/01/21	2,330	2,347,638
2.35%, 10/30/21(a)	1,893	1,912,914
8.75%, 08/15/21	214	229,031
General Dynamics Corp.
3.00%, 05/11/21	7,410	7,565,536
3.88%, 07/15/21 (Call 04/15/21)	1,567	1,606,677
Lockheed Martin Corp., 3.35%, 09/15/21(a)	1,454	1,504,018
Northrop Grumman Corp., 3.50%, 03/15/21(a)	2,051	2,089,005

		17,254,819

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	4,684	4,840,352
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	2,736	2,756,383
2.90%, 11/15/21	4,320	4,461,826
4.13%, 05/17/21(a)	415	427,151

		12,485,712

Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.65%, 07/12/21(a)	2,405	2,434,581
1.70%, 09/09/21	3,748	3,797,174
2.65%, 02/12/21(a)	3,108	3,145,172
3.15%, 01/08/21(a)	679	686,904
3.38%, 12/10/21	1,749	1,817,386
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	6,265	6,366,681
3.55%, 04/09/21	2,638	2,677,412
4.20%, 03/01/21 (Call 02/01/21)	4,945	5,017,642
4.20%, 11/06/21	5,391	5,569,766
4.38%, 09/25/21	4,452	4,601,409
PACCAR Financial Corp.
2.80%, 03/01/21(a)	1,061	1,076,374
3.10%, 05/10/21(a)	1,357	1,386,338
3.15%, 08/09/21	1,255	1,291,257
Toyota Motor Corp., 3.18%, 07/20/21	2,522	2,592,666
Toyota Motor Credit Corp.
1.80%, 10/07/21	1,550	1,576,210
1.90%, 04/08/21	6,208	6,273,867
2.75%, 05/17/21(a)	2,504	2,552,052
2.95%, 04/13/21	3,391	3,453,496
3.05%, 01/08/21	1,864	1,885,921
3.40%, 09/15/21	2,762	2,855,245
4.25%, 01/11/21	1,695	1,722,967

		62,780,520

Banks — 39.5%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	747	764,308
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(a)	2,339	2,394,083
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	3,607	3,666,660
2.55%, 11/23/21(a)	3,987	4,103,101
Bank of America Corp.
2.63%, 04/19/21	6,541	6,645,591

Security	Par (000)	Value

Banks (continued)
5.00%, 05/13/21	$3,370	$3,491,455
5.88%, 01/05/21	2,320	2,373,870
Bank of Montreal
1.90%, 08/27/21	9,121	9,281,803
Series D, 3.10%, 04/13/21(a)	1,648	1,680,120
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	5,297	5,359,717
2.50%, 04/15/21 (Call 03/15/21)	5,989	6,071,768
3.55%, 09/23/21 (Call 08/23/21)(a)	3,430	3,547,443
4.15%, 02/01/21(a)	750	764,273
Bank of Nova Scotia (The)
2.45%, 03/22/21	4,688	4,753,210
2.50%, 01/08/21	3,405	3,436,530
2.80%, 07/21/21	2,948	3,020,079
3.13%, 04/20/21	4,159	4,244,093
4.38%, 01/13/21(a)	2,045	2,081,790
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	5,138	5,180,183
Barclays PLC
3.20%, 08/10/21	4,647	4,768,612
3.25%, 01/12/21(a)	5,135	5,198,058
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)(a)	1,943	1,983,822
BNP Paribas SA, 5.00%, 01/15/21	8,536	8,708,000
BPCE SA
2.65%, 02/03/21(a)	1,972	1,993,653
2.75%, 12/02/21(a)	3,815	3,932,311
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21(a)	2,682	2,713,969
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	850	864,459
2.95%, 07/23/21 (Call 06/23/21)	150	153,126
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)(a)	3,145	3,181,010
3.40%, 07/23/21 (Call 06/23/21)(a)	4,195	4,312,418
Citigroup Inc.
2.35%, 08/02/21	6,060	6,177,746
2.70%, 03/30/21	7,700	7,818,965
2.90%, 12/08/21 (Call 11/08/21)	10,749	11,082,541
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	3,333	3,383,828
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)(a)	1,514	1,541,085
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	2,169	2,198,021
Cooperatieve Rabobank UA
1.88%, 07/19/21(b)	146	148,012
4.50%, 01/11/21(a)	5,557	5,652,414
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21(a)	8,784	8,865,516
3.13%, 04/26/21(a)	2,263	2,309,980
Credit Suisse AG/New York NY
2.10%, 11/12/21	7,985	8,159,472
3.00%, 10/29/21	6,555	6,765,088
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	5,176	5,286,508
Deutsche Bank AG
3.13%, 01/13/21	2,047	2,063,478
3.38%, 05/12/21	3,707	3,766,942
Deutsche Bank AG/New York NY
3.13%, 01/13/21(a)	512	517,402
3.15%, 01/22/21(a)	6,578	6,637,268
3.38%, 05/12/21	3,886	3,939,471

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 02/04/21	$1,275	$1,291,575
4.25%, 10/14/21	10,007	10,311,413
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)(a)	2,265	2,314,241
Fifth Third Bank NA
2.25%, 06/14/21 (Call 05/14/21)	3,875	3,933,706
2.88%, 10/01/21 (Call 09/01/21)(a)	2,456	2,522,165
3.35%, 07/26/21 (Call 06/26/21)	1,670	1,715,374
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	6,529	6,562,233
2.63%, 04/25/21 (Call 03/25/21)	4,728	4,795,989
2.88%, 02/25/21 (Call 01/25/21)	4,158	4,208,312
5.25%, 07/27/21	13,057	13,677,991
HSBC Holdings PLC
2.95%, 05/25/21	14,267	14,559,616
5.10%, 04/05/21	75	77,363
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	4,117	4,176,532
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	1,393	1,420,108
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	8,468	8,622,287
2.40%, 06/07/21 (Call 05/07/21)	4,942	5,019,639
2.55%, 03/01/21 (Call 02/01/21)	8,012	8,103,898
4.35%, 08/15/21	11,517	11,993,573
4.63%, 05/10/21	5,714	5,905,590
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	2,971	3,050,177
3.35%, 06/15/21	1,272	1,305,823
KeyCorp, 5.10%, 03/24/21	3,801	3,914,612
Lloyds Bank PLC, 6.38%, 01/21/21	1,307	1,343,439
Lloyds Banking Group PLC, 3.10%, 07/06/21	3,818	3,912,763
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)(a)	2,298	2,318,728
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,318	2,362,274
2.95%, 03/01/21	6,833	6,933,308
3.54%, 07/26/21(a)	4,083	4,211,165
Mizuho Financial Group Inc., 2.27%, 09/13/21(a)	3,805	3,877,561
Morgan Stanley
2.50%, 04/21/21(a)	7,424	7,542,339
2.63%, 11/17/21	9,610	9,877,927
5.50%, 07/28/21	9,135	9,592,207
5.75%, 01/25/21(a)	9,795	10,046,438
National Australia Bank Ltd./New York
1.88%, 07/12/21	3,306	3,356,483
2.50%, 01/12/21(a)	3,359	3,390,272
2.63%, 01/14/21(a)	2,834	2,863,020
3.38%, 09/20/21	2,948	3,048,910
3.70%, 11/04/21	2,274	2,369,076
Northern Trust Corp., 3.38%, 08/23/21(a)	1,217	1,257,112
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	4,670	4,727,534
2.50%, 01/22/21 (Call 12/23/20)(a)	3,093	3,119,383
2.55%, 12/09/21 (Call 11/09/21)(a)	3,185	3,275,327
Royal Bank of Canada
2.50%, 01/19/21(a)	3,605	3,641,122
3.20%, 04/30/21	4,917	5,021,781
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	1,834	1,908,901

Security	Par (000)	Value

Banks (continued)
Santander UK Group Holdings PLC
2.88%, 08/05/21	$4,629	$4,739,633
3.13%, 01/08/21	3,261	3,298,436
Santander UK PLC
2.50%, 01/05/21(a)	1,315	1,326,809
3.40%, 06/01/21(a)	2,984	3,055,168
3.75%, 11/15/21(a)	1,261	1,311,730
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	3,957	4,023,240
2.63%, 03/15/21	5,830	5,909,696
State Street Corp.
1.95%, 05/19/21	2,788	2,825,554
4.38%, 03/07/21	2,287	2,342,803
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	5,862	5,956,964
2.44%, 10/19/21(a)	4,453	4,559,961
2.93%, 03/09/21(a)	5,874	5,963,755
Svenska Handelsbanken AB
1.88%, 09/07/21	2,934	2,984,142
2.45%, 03/30/21	4,618	4,683,391
3.35%, 05/24/21(a)	6,022	6,169,599
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	3,194	3,246,158
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	5,135	5,209,201
2.13%, 04/07/21	7,399	7,493,041
2.55%, 01/25/21	3,316	3,352,211
3.25%, 06/11/21	2,599	2,666,158
Truist Bank, 2.85%, 04/01/21 (Call 03/01/21)	1,719	1,744,149
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	4,105	4,153,480
2.15%, 02/01/21 (Call 01/01/21)	3,274	3,298,588
2.90%, 03/03/21 (Call 02/03/21)	3,371	3,414,385
3.20%, 09/03/21 (Call 08/03/21)	2,084	2,143,123
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	4,240	4,274,980
4.13%, 05/24/21 (Call 04/23/21)(a)	3,026	3,109,033
U.S. Bank N.A./Cincinnati OH
3.00%, 02/04/21 (Call 01/04/21)(a)	2,870	2,902,890
3.15%, 04/26/21 (Call 03/26/21)	2,542	2,588,773
3.45%, 11/16/21 (Call 10/15/21)	3,785	3,929,928
Wells Fargo & Co.
2.10%, 07/26/21	9,605	9,769,246
2.50%, 03/04/21	7,895	7,992,582
3.00%, 01/22/21	4,167	4,218,754
4.60%, 04/01/21(a)	7,545	7,757,316
Wells Fargo Bank N.A.
2.60%, 01/15/21	6,670	6,739,501
3.63%, 10/22/21 (Call 09/21/21)(a)	6,809	7,058,686
Westpac Banking Corp.
2.00%, 08/19/21	4,439	4,516,949
2.10%, 05/13/21(a)	6,115	6,202,567
2.65%, 01/25/21	2,803	2,833,945

		586,229,064

Beverages — 1.7%
Coca-Cola Co. (The)
1.55%, 09/01/21	2,625	2,662,380
3.30%, 09/01/21	4,396	4,540,804
Constellation Brands Inc., 3.75%, 05/01/21	1,331	1,363,144
Keurig Dr Pepper Inc., 3.55%, 05/25/21	5,394	5,529,389

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	$3,277	$3,316,816
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,332	2,369,149
2.00%, 04/15/21 (Call 03/15/21)	2,942	2,973,421
3.00%, 08/25/21	2,174	2,236,176

		24,991,279

Biotechnology — 0.9%
Amgen Inc., 3.88%, 11/15/21 (Call 08/15/21)	4,717	4,886,258
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	6,607	6,895,726
4.50%, 04/01/21 (Call 01/01/21)	2,228	2,266,321

		14,048,305

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21(a)	629	642,561
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	1,110	1,127,350

		1,769,911

Chemicals — 0.9%
Air Products and Chemicals Inc., 3.00%, 11/03/21(a)	681	702,690
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	957	995,385
Eastman Chemical Co., 3.50%, 12/01/21	772	796,720
Ecolab Inc., 4.35%, 12/08/21	3,037	3,198,872
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	3,422	3,614,556
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	1,255	1,286,727
Praxair Inc.
3.00%, 09/01/21	957	984,705
4.05%, 03/15/21(a)	1,348	1,378,761

		12,958,416

Commercial Services — 0.5%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)(a)	1,080	1,095,120
3.60%, 08/15/21	803	828,455
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)	2,925	2,980,634
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	1,707	1,756,281
Verisk Analytics Inc., 5.80%, 05/01/21	1,413	1,466,044

		8,126,534

Computers — 3.1%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	6,239	6,311,747
2.25%, 02/23/21 (Call 01/23/21)	8,694	8,767,638
2.85%, 05/06/21	9,010	9,188,128
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(c)	10,200	10,480,602
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	1,852	1,909,171
HP Inc., 4.65%, 12/09/21	172	181,147
IBM Credit LLC
1.80%, 01/20/21(a)	1,883	1,895,597
2.65%, 02/05/21	1,805	1,826,642
3.60%, 11/30/21(a)	4,502	4,696,802

		45,257,474

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 2.45%, 11/15/21(a)	298	306,484
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	970	979,535

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
1.70%, 11/03/21	$2,551	$2,596,740
1.85%, 02/02/21(a)	2,115	2,131,518
Unilever Capital Corp.
1.38%, 07/28/21(a)	1,684	1,702,844
2.75%, 03/22/21	1,542	1,564,205
4.25%, 02/10/21(a)	2,435	2,484,893

		11,766,219

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21(a)	3,244	3,301,484
5.00%, 10/01/21	2,633	2,690,926
Air Lease Corp.
2.50%, 03/01/21	1,375	1,378,712
3.38%, 06/01/21	2,552	2,574,177
3.88%, 04/01/21 (Call 03/01/21)	1,294	1,307,910
Aircastle Ltd., 5.13%, 03/15/21	1,755	1,775,446
Ally Financial Inc., 4.25%, 04/15/21(a)	2,309	2,351,185
American Express Co.
3.00%, 02/22/21 (Call 01/22/21)	3,303	3,343,693
3.38%, 05/17/21 (Call 04/17/21)	5,427	5,541,672
3.70%, 11/05/21 (Call 10/05/21)	3,758	3,903,172
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	6,017	6,095,101
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	3,809	3,884,532
4.75%, 07/15/21	5,356	5,575,757
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)	2,016	2,058,598
Jefferies Group LLC, 6.88%, 04/15/21	1,727	1,795,027
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	2,192	2,238,470
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	2,158	2,197,621

		52,013,483

Electric — 4.9%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21(a)	1,477	1,537,631
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	565	574,379
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	370	380,741
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	1,630	1,644,915
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(a)	1,489	1,506,019
CenterPoint Energy Inc., 3.60%, 11/01/21	1,482	1,540,435
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	814	834,334
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	1,740	1,760,723
Dominion Energy Inc.
2.72%, 08/15/21(d)	2,899	2,960,952
4.10%, 04/01/21(d)	667	681,507
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,961	1,986,160
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,577	1,611,883
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,963	3,005,430
3.55%, 09/15/21 (Call 06/15/21)	1,743	1,790,305
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)(a)	515	525,923
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)	1,204	1,231,644

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	$3,094	$3,145,948
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	784	791,464
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	640	655,795
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,400	1,415,778
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,748	1,768,172
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)(a)	428	433,157
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21(a)	1,615	1,641,793
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	5,205	5,320,239
4.50%, 06/01/21 (Call 03/01/21)(a)	978	1,000,954
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	901	953,618
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	1,006	1,027,609
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	496	502,498
PNM Resources Inc., 3.25%, 03/09/21	796	807,240
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	790	807,262
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,479	1,491,438
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	3,776	3,854,843
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	672	677,705
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	1,025	1,041,820
Puget Energy Inc., 6.00%, 09/01/21	1,170	1,233,426
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,003	1,026,149
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	2,798	2,853,484
Series A, 2.90%, 03/01/21(a)	1,677	1,700,830
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	5,649	5,741,022
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)(a)	1,309	1,343,309
WEC Energy Group Inc., 3.38%, 06/15/21	4,353	4,469,095
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	343	350,529
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,198	1,242,649
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)(a)	1,393	1,406,707

		72,277,514

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,793	1,845,069

Electronics — 1.0%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)(a)	772	793,925
FLIR Systems Inc., 3.13%, 06/15/21 (Call 08/19/20)	675	688,608
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	3,837	3,891,946
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	5,373	5,471,755
4.25%, 03/01/21	1,835	1,876,930
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	1,762	1,813,186

		14,536,350

Environmental Control — 0.3%
Republic Services Inc., 5.25%, 11/15/21	2,605	2,763,905
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	1,140	1,155,173

		3,919,078

Food — 1.6%
Campbell Soup Co., 3.30%, 03/15/21(a)	1,845	1,876,697
Conagra Brands Inc., 3.80%, 10/22/21	4,267	4,438,064
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	2,623	2,701,375
3.20%, 04/16/21	2,875	2,931,638
Hershey Co. (The), 3.10%, 05/15/21	1,161	1,186,786

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The), 3.50%, 10/15/21	$2,111	$2,188,453
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	413	416,672
2.95%, 11/01/21 (Call 10/01/21)	2,257	2,322,024
3.30%, 01/15/21 (Call 12/15/20)	1,754	1,772,785
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)(a)	2,161	2,199,206
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	1,969	2,000,878

		24,034,578

Gas — 0.2%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	1,114	1,123,012
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)(a)	1,316	1,360,389
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	319	327,345

		2,810,746

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)(a)	1,198	1,235,761

Health Care – Products — 0.3%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	1,511	1,529,192
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	2,484	2,514,131
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)(a)	890	916,104

		4,959,427

Health Care – Services — 0.9%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	2,126	2,179,554
Quest Diagnostics Inc., 4.70%, 04/01/21(a)	1,230	1,263,640
UnitedHealth Group Inc.
2.13%, 03/15/21	2,743	2,774,215
2.88%, 12/15/21(a)	2,945	3,049,371
3.15%, 06/15/21	1,665	1,706,359
3.38%, 11/15/21 (Call 08/15/21)	1,366	1,408,346
4.70%, 02/15/21 (Call 11/15/20)(a)	824	834,160

		13,215,645

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	1,100	1,141,316

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21(a)	384	400,543

Insurance — 1.5%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	4,526	4,591,129
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)(a)	1,493	1,512,379
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21(a)	3,007	3,060,555
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	3,444	3,478,578
3.75%, 08/15/21(a)	1,038	1,074,807
CNA Financial Corp., 5.75%, 08/15/21	683	719,684
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	1,945	2,006,190
Progressive Corp. (The), 3.75%, 08/23/21	981	1,017,042
Prudential Financial Inc., 4.50%, 11/16/21(a)	1,230	1,294,390
Reinsurance Group of America Inc., 5.00%, 06/01/21	1,305	1,353,559
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	1,185	1,215,028
Willis Towers Watson PLC, 5.75%, 03/15/21	1,186	1,220,145

		22,543,486

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 0.9%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(a)	$4,655	$4,789,297
Alphabet Inc., 3.63%, 05/19/21(a)	3,011	3,090,821
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	3,899	4,039,208
JD.com Inc., 3.13%, 04/29/21(a)	1,820	1,841,385

		13,760,711

Lodging — 0.2%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,971	1,985,743
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,110	1,123,831

		3,109,574

Machinery — 2.3%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,613	3,664,160
1.93%, 10/01/21	1,635	1,665,836
2.90%, 03/15/21	1,094	1,111,504
3.15%, 09/07/21	3,023	3,114,899
Series I, 2.65%, 05/17/21(a)	1,865	1,899,223
Caterpillar Inc., 3.90%, 05/27/21	3,246	3,340,394
CNH Industrial Capital LLC
3.88%, 10/15/21	1,194	1,231,098
4.88%, 04/01/21	2,108	2,159,498
John Deere Capital Corp.
2.30%, 06/07/21	1,899	1,931,625
2.35%, 01/08/21	2,202	2,221,950
2.55%, 01/08/21	1,626	1,641,805
2.80%, 03/04/21	1,626	1,649,918
2.88%, 03/12/21(a)	783	795,403
3.13%, 09/10/21	1,994	2,056,871
3.15%, 10/15/21	1,708	1,765,696
3.90%, 07/12/21	2,312	2,392,804
Xylem Inc./NY, 4.88%, 10/01/21	1,534	1,608,123

		34,250,807

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)(a)	2,239	2,271,286
3.00%, 09/14/21 (Call 08/14/21)	950	976,438
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	535	547,910
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	740	749,450

		4,545,084

Media — 1.0%
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	3,085	3,162,680
4.13%, 02/15/21 (Call 11/15/20)	2,415	2,437,822
TWDC Enterprises 18 Corp.
2.30%, 02/12/21(a)	2,343	2,366,453
2.75%, 08/16/21(a)	1,920	1,966,848
3.75%, 06/01/21	1,906	1,959,978
Walt Disney Co. (The), 4.50%, 02/15/21	2,359	2,411,417

		14,305,198

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	1,600	1,655,168
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	1,850	1,910,199
Newmont Corp., 3.63%, 06/09/21 (Call 04/09/21)	1,593	1,626,166

		5,191,533

Oil & Gas — 3.3%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,953	1,987,763

Security	Par (000)	Value

Oil & Gas (continued)
4.74%, 03/11/21	$3,369	$3,456,291
BP Capital Markets PLC, 3.56%, 11/01/21	3,811	3,960,239
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	2,066	2,116,100
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)	4,294	4,348,190
EOG Resources Inc., 4.10%, 02/01/21	2,130	2,168,319
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	7,856	7,932,517
Marathon Petroleum Corp., 5.13%, 03/01/21	4,352	4,463,281
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	1,984	1,987,928
Shell International Finance BV
1.75%, 09/12/21	3,355	3,407,573
1.88%, 05/10/21	4,276	4,324,875
Suncor Energy Inc., 9.25%, 10/15/21	50	54,639
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	3,557	3,616,651
2.75%, 06/19/21	3,431	3,503,428
Total Capital SA
4.13%, 01/28/21	1,105	1,125,376
4.25%, 12/15/21	966	1,017,836

		49,471,006

Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	2,269	2,323,433

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	940	968,144

Pharmaceuticals — 7.2%
AbbVie Inc.
2.15%, 11/19/21(c)	6,355	6,486,040
2.30%, 05/14/21 (Call 04/14/21)	7,752	7,853,939
3.38%, 11/14/21	3,407	3,534,149
5.00%, 12/15/21 (Call 09/16/21)(c)	4,180	4,381,476
Becton Dickinson and Co., 3.13%, 11/08/21	4,054	4,184,214
Bristol-Myers Squibb Co.
2.25%, 08/15/21	1,733	1,767,816
2.55%, 05/14/21	3,055	3,108,982
2.88%, 02/19/21	1,720	1,744,063
Cigna Corp., 3.40%, 09/17/21	3,995	4,123,719
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	7,313	7,405,071
3.35%, 03/09/21	6,871	6,995,846
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	4,458	4,554,159
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	3,393	3,416,853
2.45%, 12/05/21	943	970,187
3.55%, 05/15/21	923	946,499
McKesson Corp., 4.75%, 03/01/21 (Call 12/01/20)(a)	150	151,831
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)(a)	2,947	2,967,983
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	9,381	9,572,091
Pfizer Inc.
1.95%, 06/03/21(a)	3,587	3,638,402
2.20%, 12/15/21(a)	3,770	3,871,941
3.00%, 09/15/21	2,459	2,536,213
Sanofi, 4.00%, 03/29/21(a)	5,821	5,964,138
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	9,591	9,783,971
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	6,278	6,547,452
Zoetis Inc., 3.25%, 08/20/21	820	843,304

		107,350,339

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 1.5%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	$1,218	$1,254,430
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	3,586	3,651,588
Enterprise Products Operating LLC
2.80%, 02/15/21	2,088	2,115,144
2.85%, 04/15/21 (Call 03/15/21)	2,102	2,132,521
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,790	2,823,006
5.00%, 10/01/21 (Call 07/01/21)	1,558	1,616,721
5.80%, 03/01/21	1,542	1,588,954
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	918	925,362
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	725	741,124
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	1,485	1,512,339
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	147	149,881
TransCanada PipeLines Ltd., 9.88%, 01/01/21	802	831,738
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	1,902	1,967,524
7.88%, 09/01/21	1,321	1,420,300

		22,730,632

Real Estate Investment Trusts — 0.6%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	2,646	2,694,316
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)(a)	483	489,149
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)	2,710	2,834,172
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)	344	348,988
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)(a)	712	719,633
Simon Property Group LP, 2.50%, 07/15/21 (Call 04/15/21)(a)	1,709	1,733,165

		8,819,423

Retail — 2.6%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	971	975,224
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,981	2,015,192
Family Dollar Stores Inc., 5.00%, 02/01/21	480	489,586
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	4,898	4,948,106
4.40%, 04/01/21 (Call 01/01/21)(a)	2,874	2,922,685
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)(a)	1,434	1,456,069
3.80%, 11/15/21 (Call 08/15/21)	1,940	2,006,852
McDonald’s Corp., 3.63%, 05/20/21	1,634	1,677,955
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	1,590	1,595,613
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,382	1,429,320
4.88%, 01/14/21 (Call 10/14/20)	465	468,678
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	3,391	3,415,347
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)(a)	1,885	1,915,933
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(a)	5,451	5,611,314
Walmart Inc.
3.13%, 06/23/21	6,956	7,132,961
4.25%, 04/15/21(a)	235	241,420

		38,302,255

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	305	329,013

Security	Par (000)	Value

Semiconductors — 1.9%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	$1,588	$1,625,207
2.95%, 01/12/21(a)	1,560	1,577,612
Broadcom Inc., 3.13%, 04/15/21(a)(c)	3,008	3,053,601
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)(a)	2,670	2,696,914
3.30%, 10/01/21	5,465	5,656,275
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)(a)	3,178	3,239,812
Microchip Technology Inc., 3.92%, 06/01/21	2,649	2,697,980
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	3,463	3,527,827
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,924	1,949,262
Xilinx Inc., 3.00%, 03/15/21(a)	1,372	1,392,649

		27,417,139

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	2,102	2,141,370
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	1,936	1,968,428
Fiserv Inc., 4.75%, 06/15/21	906	939,169
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	8,984	9,096,570
4.00%, 02/08/21(a)	1,125	1,146,589
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	13,340	13,564,912
2.80%, 07/08/21	4,940	5,054,509

		33,911,547

Telecommunications — 1.8%
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	8,362	8,504,991
2.20%, 02/28/21(a)	6,490	6,561,325
2.90%, 03/04/21(a)	1,194	1,212,280
Orange SA, 4.13%, 09/14/21(a)	3,345	3,482,078
Telefonica Emisiones SA, 5.46%, 02/16/21	4,822	4,947,372
Verizon Communications Inc., 3.45%, 03/15/21(a)	2,142	2,181,841

		26,889,887

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	951	963,591

Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)	1,788	1,836,079
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	951	976,667
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,112	1,136,553
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	1,057	1,089,133
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	910	923,586
3.45%, 11/15/21 (Call 10/15/21)(a)	1,575	1,624,770
3.50%, 06/01/21	610	624,091
Union Pacific Corp.
3.20%, 06/08/21	2,050	2,100,696
4.00%, 02/01/21 (Call 11/01/20)	1,366	1,377,065
United Parcel Service Inc.
2.05%, 04/01/21	2,439	2,467,683
3.13%, 01/15/21(a)	4,252	4,306,256

		18,462,579

Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21(a)	690	713,156

Total Corporate Bonds & Notes — 96.2% (Cost: $1,407,239,296)		1,428,129,215

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(e)(f)(g)	40,090	$40,134,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(e)(f)	58,798	58,798,000

		98,932,029

Total Short-Term Investments — 6.7% (Cost: $98,858,962)		98,932,029

Total Investments in Securities — 102.9% (Cost: $1,506,098,258)		1,527,061,244

Other Assets, Less Liabilities — (2.9)%		(43,568,716)

Net Assets — 100.0%		$1,483,492,528

(a)	All or a portion of this security is on loan.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,061,995	$1,005,754	(a)	$—	$9,357	$56,923	$40,134,029	40,090	$190,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,477,000	40,321,000	(a)	—	—	—	58,798,000	58,798	79,549		—

					$9,357	$56,923	$98,932,029		$270,266		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,428,129,215	$—	$1,428,129,215
Money Market Funds	98,932,029	—	—	98,932,029

	$98,932,029	$1,428,129,215	$—	$1,527,061,244

7